GMO U.S. Treasury Fund Average Annual Total Returns - Class VI		12 Months Ended	60 Months Ended	120 Months Ended	201 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		4.44%	3.17%	2.26%	1.39%
Performance Inception Date	Mar. 17, 2009
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.69%	1.82%	1.33%	0.82%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.61%	1.84%	1.33%	0.82%
FTSE 3-Month Treasury Bill Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.40%	3.31%	2.23%	1.35%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%	2.98%